SUBSEQUENT EVENTS (Details Narrative) (Subsequent Event Stock Option [Member], USD $)	12 Months Ended
Aug. 30, 2014 acre
Subsequent Event Stock Option [Member]
Option to purchase surface right, area	5,670
Annual payment for option to be valid	$ 10,000